Related Party Transactions - Schedule of Related Parties (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Factory Automation Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[1]	$ 73,820	$ 61,370
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		73,820	61,370
Amounts due to related parties		137,548	119,759
Far East Machinery Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[2]	135,139	119,578
Chiayi Sports Equipment Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[3]	$ 2,409	$ 181

[1]	The balance mainly represented software service fee charged and prepayment for machinery to the related party.
[2]	The balance mainly represented lease expense and utility expense payable to the related party.
[3]	The balance mainly represented lease expense payable to the related party.